CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares Member Ordinary shares Class A CNY (¥) shares	Ordinary Shares Member Ordinary shares Class B CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling Interests CNY (¥)	Ordinary shares Class A shares	Ordinary shares Class B shares	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2018	¥ 29	¥ 25		¥ 2,540,878	¥ (1,383,729)	¥ 67,073	¥ (512)			¥ 1,223,764
Beginning balance (in shares) at Dec. 31, 2018 | shares	91,088,106	72,000,000
Changes in shareholders' (deficit) equity
Share-based compensation				54,281						54,281
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			11,327						11,328
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	2,517,780
Repurchase of shares			¥ (22,991)							(22,991)
Repurchase of shares (in shares) | shares	(1,485,862)		1,485,862
Net loss					(499,606)		(2,221)			(501,827)
Unrealized securities holding gains						7,335				7,335
Realized gains of available-for-sale securities						(9,635)				(9,635)
Foreign currency translation, net of tax						11,668				11,668
Ending Balance at Dec. 31, 2019	¥ 30	¥ 25	¥ (22,991)	2,606,486	(1,883,335)	76,441	(2,733)			773,923
Ending Balance (in shares) at Dec. 31, 2019 | shares	92,120,024	72,000,000	1,485,862
Changes in shareholders' (deficit) equity
Share-based compensation				75,695						75,695
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				6,326						6,326
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,745,136
Repurchase of shares			¥ (11,981)							(11,981)
Repurchase of shares (in shares) | shares	(511,758)		511,758
Capital contribution from non-controlling shareholders (Note 12)				(19,228)			51,728			32,500
Net loss					(467,108)					(467,108)
Net loss attributable to redeemable non-controlling interest					10,575					10,575
Unrealized securities holding gains						1,137				1,137
Realized gains of available-for-sale securities										(970)
Foreign currency translation, net of tax						(13,697)				(13,697)
Ending Balance at Dec. 31, 2020	¥ 30	¥ 25	¥ (34,972)	2,669,279	(2,339,868)	62,911	48,995			406,400
Ending Balance (in shares) at Dec. 31, 2020 | shares	93,353,402	72,000,000	1,997,620					93,353,402	72,000,000
Changes in shareholders' (deficit) equity
Reclassification of realized gains, net of tax						(970)				(970)
Share-based compensation				145,593						145,593
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units	¥ 1			2,917						2,918
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units (in shares) | shares	1,128,084
Repurchase of shares			¥ (5,887)							(5,887)
Repurchase of shares (in shares) | shares	(333,000)		333,000
Net loss					(593,206)		(27,819)			(621,025)	$ (97,452)
Net loss attributable to redeemable non-controlling interest					56,766					56,766	8,908
Unrealized securities holding gains						8,312				8,312	1,304
Realized gains of available-for-sale securities						(7,801)				(7,801)	(1,224)
Foreign currency translation, net of tax						(4,051)				(4,051)	(635)
Adjustment attributable to redeemable non-controlling interest					(133,370)					(133,370)	(20,929)
Ending Balance at Dec. 31, 2021	¥ 31	¥ 25	¥ (40,859)	¥ 2,817,789	¥ (3,009,678)	¥ 59,371	¥ 21,176			¥ (152,145)	$ (23,874)
Ending Balance (in shares) at Dec. 31, 2021 | shares	94,148,486	72,000,000	2,330,620					94,148,486	72,000,000